July 1, 2025

CONFIDENTIAL AND VIA EDGAR

Draft Registration Statement

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Firefly Neuroscience, Inc. Confidential Submission of the Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of our client, Firefly Neuroscience, Inc., a Delaware corporation (the “Company”), we hereby submit a draft Registration Statement on Form S-l (the “Draft Registration Statement”) via EDGAR to the Securities and Exchange Commission (the “Commission”) for confidential nonpublic review.

The Draft Registration Statement relates to registration for resale of the Company’s common stock under Section 12(b) of the Securities Exchange Act of 1934, as amended. The Company also confirms that it will publicly file the Registration Statement on Form S-l and the Draft Registration Statement at least 48 hours prior to any requested effective time and date.

If you have any question regarding the Draft Registration Statement, please do not hesitate to contact me at 202-869-0888 (ext. 100) or lou@bevilacquapllc.com.

Very truly yours, /s/ Louis A. Bevilacqua Louis A. Bevilacqua

cc:	Greg Lipschitz, Chief Executive Officer Firefly Neuroscience, Inc.